Loan operations - Loan operations by concentration (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	R$ 90,190,827
Loans operations
Disclosure of financial assets [line items]
Financial assets	3,925,429	R$ 388
Loans operations | Largest debtor | Credit risk
Disclosure of financial assets [line items]
Financial assets	150,040	71
Loans operations | 10 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	726,904	310
Loans operations | 20 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	1,043,583	375
Loans operations | 50 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	1,521,310	388
Loans operations | 100 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	R$ 1,885,614	R$ 388